Other liabilities - non-current (Tables)	12 Months Ended
Mar. 31, 2018
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Other liabilities - Non-Current

Other liabilities non-current consist of the following:

	As at March 31,
	2018		2018		2017
	(In millions)
Employee benefit obligations	US$	629.2	Rs.	41,007.6	Rs.	119,840.3
Deferred revenue		630.8		41,116.2		29,956.2
Others		31.1		2,025.5		2,980.8

Total	US$	1,291.1	Rs.	84,149.3	Rs.	152,777.3